Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000032269
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Mid Cap Growth Fund
Without Sales Load [Member] | C000032269
Average Annual Return [Line Items]
Average Annual Return, Percent	19.35%	7.16%	11.99%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.82%	12.31%	15.06%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.17%	6.03%	13.04%